Litigation (Details) $ in Thousands, ¥ in Millions	Oct. 21, 2021 USD ($)	Oct. 21, 2021 CNY (¥)	Jun. 30, 2025 USD ($) claim	Jun. 27, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 27, 2022 CNY (¥)
Number of claims or actions pending, which ultimate disposition could have a material adverse effect on the Group's results of operations | claim			0
Damages awarded	$ 35,400	¥ 253.2
Losses annual interest rate	5.50%	5.50%
Recovery of costs	$ 2,200
Bank guarantee | ¥				¥ 325.0		¥ 286.0
Accounts receivable			$ 146,967		$ 155,537
Accounts payable			43,725		42,521
Other payables			11,903		$ 18,139
Seroquel
Accounts receivable			1,100
Accounts payable			900
Other payables			$ 1,100